Parent Company (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 22,250	$ 24,893	$ 16,356	$ 16,599
Investment securities	5,614	7,147
Accounts receivable, less reserves	42,338	40,452
Premises and equipment, less accumulated depreciation	3,635	3,367
Other assets	11,418	12,655
Total assets	153,140	153,337
Liabilities and Shareholders' Equity
Long-term debt	58,973	59,570
Total liabilities	134,254	134,543
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive loss	(927)	(876)
Total shareholders' equity	18,886	18,794	16,230	12,637
Total liabilities and shareholders' equity	153,140	153,337
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	5,429	4,747
Parent Company [Member]
Assets
Cash and cash equivalents	4,797	6,914	5,267	5,679
Investment securities	296	360
Equity in net assets of subsidiaries and affiliates of continuing operations	19,087	17,374
Accounts receivable, less reserves	655	53
Premises and equipment, less accumulated depreciation	117	96
Loans to subsidiaries and affiliates	6,733	5,132
Due from subsidiaries and affiliates	1,189	1,363
Other assets	441	769
Total assets	33,315	32,061
Liabilities and Shareholders' Equity
Accounts payable and other liabilities	1,474	1,466
Due to subsidiaries and affiliates	1,069	823
Short-term debt of subsidiaries and affiliates	2,316	895
Long-term debt	9,570	10,083
Total liabilities	14,429	13,267
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive loss	(927)	(876)
Total shareholders' equity	18,886	18,794
Total liabilities and shareholders' equity	33,315	32,061
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	$ 59	$ 44